CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Profit (loss) for the year	¥ 1,005,156	¥ 1,274,788	¥ (4,752,429)
Items that may be subsequently reclassified to profit or loss
Foreign currency translation adjustments	1,334,700	(1,387,632)	(1,429,826)
Fair value changes of debt instruments at fair value through other comprehensive income (loss)	(132,577)
Net provisions for impairment losses on debt instruments at fair value through other comprehensive income	619,237
Transfer of accumulated translation adjustments to profit or loss upon disposal of subsidiaries			10,366
Share of other comprehensive income (loss) of equity method investees		(3,434)	(4,454)
Items that will not be subsequently reclassified to profit or loss
Foreign currency translation adjustments	(2,091,410)	1,537,977	1,882,632
Fair value changes of equity instruments at fair value through other comprehensive income (loss)	1,857,400	481,319	280,911
Fair value changes of preferred shares issued by subsidiaries attributable to changes in the credit risk	539,128	365,216	(1,187,881)
Total other comprehensive income (loss) for the year	2,126,478	993,446	(448,252)
Total comprehensive income (loss) for the year	3,131,634	2,268,234	(5,200,681)
Attributable to:
Equity holders of the Company	3,119,125	2,251,775	(5,241,816)
Non-controlling interests	12,509	16,459	41,135
Total comprehensive income (loss) for the year	¥ 3,131,634	¥ 2,268,234	¥ (5,200,681)